Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A (this "Amendment") amends the Annual Report on Form 20-F of Alpha Compute Corp for the fiscal year ended March 31, 2026, originally filed with the Securities and Exchange Commission on July 16, 2026 (the "Original Filing"). The Company is a "foreign private issuer" as defined in Rule 3b-4 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). This Amendment is being filed to correct certain amounts presented that were not appropriately captured in the Original Filing. The correction relates solely to administrative errors not identified in the original filing. It does not affect total revenue, total costs and expenses, operating loss, net loss, or any other total or subtotal presented in the Original Filing, nor does it affect the consolidated statements of financial position, cash flows, or changes in equity (deficit). The Company has concluded that this correction is quantitatively material to the previously issued financial statements and accordingly constitutes a restatement. The Company has furnished this information on Form 6-K disclosing the restatement. This Amendment amends and restates in their entirety Item 18, “Financial Statements,” of the Original Filing (including the related audited consolidated financial statements and notes thereto beginning on page F-1) to reflect the correction described above. The Amendment also amends and restates certain administrative errors identified within Part I and Part II. Refer to Note 2 – Restatement of Previously Issued Consolidated Financial Statements within the Company’s consolidated financial statements for additional information related to the restatement. Additionally, the Original Filing inadvertently omitted the date and place of CBIZ CPAs P.C.’s Report of Independent Registered Public Accounting Firm, which were July 15, 2026 and New York, NY, respectively. For this Amendment No. 2, new auditor reports and consents are filed herein. Except as described above, this Amendment does not amend, update, or otherwise reflect events occurring after the filing date of the Original Filing, or modify or update the disclosures therein in any way other than as required to reflect the correction described above. Accordingly, this Amendment should be read in conjunction with the Original Filing and the Company’s other filings and furnishings made with the SEC subsequent to the filing of the Original Filing. In accordance with applicable SEC rules, this Amendment includes new certifications from the Company’s principal executive officer and principal financial officer dated as of the filing date of this Amendment, filed as Exhibits 12.1, 12.2, 13.1, and 13.2.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-40086
Entity Registrant Name	Alpha Compute Corp
Entity Central Index Key	0001095435
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Clarence Thomas Building
Entity Address, Address Line Two	P.O. Box 4649
Entity Address, Address Line Three	Road Town
Entity Address, City or Town	Tortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	VG1110
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	ALP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	23,470,877
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	CBIZ CPAs P.C.
Auditor Location	New York, NY
Auditor Firm ID	199
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1111B S Governors Ave STE 25907
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	(302)
Local Phone Number	219-5556
Contact Personnel Name	Wes Levitt